Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

11 Earnings per share

	2017	2016	2015
	£m	£m	£m
(Loss)/profit attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	(1,922)	1,623	(394)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Total (loss)/profit attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	(1,748)	1,751	(324)

Continuing operations
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing operations	413	1,434	(696)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Profit/(loss) attributable to equity holders of the parent in respect of continuing operations	587	1,562	(626)

Discontinued operation
(Loss)/profit attributable to ordinary equity holders of the parent in respect of discontinued operations	(2,335)	189	302
Dilutive impact of convertible options in respect of discontinued operations	-	(1)	-
(Loss)/profit attributable to equity holders of the parent in respect of discontinued operations including dilutive impact on convertible options	(2,335)	188	302
	-
(Loss)/profit attributable to equity holders of the parent in respect of continuing and discontinued operations including dilutive impact on convertible options	(1,748)	1,750	(324)

	2017	2016	2015
	million	million	million
Basic weighted average number of shares in issue	16,996	16,860	16,687
Number of potential ordinary shares	288	184	367
Diluted weighted average number of shares	17,284	17,044	17,054

	Basic earnings per share			Diluted earnings per share
	2017	2016	2015	2017	2016	2015
	p	p	p	p	p	p
(Loss)/earnings per ordinary share	(10.3)	10.4	(1.9)	(10.1)	10.3	(1.9)
Earnings/(loss) per ordinary share in respect of continuing operations	3.5	9.3	(3.7)	3.4	9.2	(3.7)
(Loss)/earnings per ordinary share in respect of discontinued operation	(13.8)	1.1	1.8	(13.5)	1.1	1.8

The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all dilutive potential ordinary shares held in respect of Barclays PLC, totalling 288m (2016: 184m) shares. The increase in the number of potential ordinary shares is mainly due to the widening of the spread between the average share price of £2.08 (2016: £1.74) and the average weighted strike price of £1.41 (2016: £1.88) compared to the prior year. The total number of share options outstanding, under schemes considered to be potentially dilutive, was 534m (2016: 584m). These options have strike prices ranging from £1.20 to £2.28.

Of the total number of employee share options and share awards at 31 December 2017, 10m (2016: 93m) were anti-dilutive.

The 136m (2016: 173m) increase in the basic weighted average number of shares since 31 December 2016 to 16,996m is primarily due to shares issued under employee share schemes and the Scrip Dividend Programme.